Related party transactions, Key Management Remuneration (Details) - Key Management Personnel [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management remuneration [Abstract]
Salaries, bonuses and fringe benefits	€ 5.9	€ 0.4	€ 0.5
Taxable benefits	0.1	0.0	0.0
Annual Incentives	1.3	0.5	1.2
Long-term incentive awards	9.5	0.2	1.6
Pension related benefits	0.1	0.1	0.1
Total	€ 16.9	€ 1.2	€ 3.4